Post-retirement benefit obligations - Actuarial Assumptions (Details) - Y	12 Months Ended
	Apr. 30, 2018	Mar. 31, 2018	Apr. 30, 2017	Mar. 31, 2017
South Africa
Post-retirement benefit obligations
Medical cost trend rate - initial		7.50%		7.50%
Medical cost trend rate - ultimate		7.50%		7.50%
Pension increase assumption		4.50%		5.20%
Average salary increases		5.50%		5.50%
South Africa | Pension
Post-retirement benefit obligations
Discount rate		9.90%		10.10%
Weighted average duration of the obligation		13		13
South Africa | Healthcare
Post-retirement benefit obligations
Discount rate		9.90%		9.80%
Weighted average duration of the obligation		15		15
United States of America
Post-retirement benefit obligations
Medical cost trend rate - initial	7.00%		7.00%
Medical cost trend rate - ultimate	5.50%		5.50%
Average salary increases	4.20%		4.20%
United States of America | Pension
Post-retirement benefit obligations
Discount rate	2.70%		2.70%
Weighted average duration of the obligation	13		14
United States of America | Healthcare
Post-retirement benefit obligations
Discount rate	3.90%		3.50%
Weighted average duration of the obligation	9		9
Europe
Post-retirement benefit obligations
Pension increase assumption	1.80%		1.80%
Average salary increases	2.80%		2.80%
Europe | Pension
Post-retirement benefit obligations
Discount rate	1.80%		1.90%
Weighted average duration of the obligation	17		18